Prospectus [Line Items]
Risk/Return [Heading]	Limited Term California Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

The primary investment goal of Limited Term California Fund is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Fund’s investment advisor, with preservation of capital.

Objective, Secondary [Text Block]	The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios.
Expense [Heading]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in this Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 141, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 192, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 126.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Thornburg California Limited Term Municipal Fund	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[1]	0.50%	[2]	none
[1]	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Thornburg California Limited Term Municipal Fund		Class A	Class C	Class I
Management Fees		0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees		0.25%	0.50%	none
Other Expenses	[1]	0.17%	0.18%	0.20%
Total Annual Fund Operating Expenses		0.89%	1.15%	0.67%
[1]	Other expenses have been restated from the most recent fiscal year end to reflect current expense arrangements.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Thornburg California Limited Term Municipal Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	239	430	636	1,230
Class C	167	365	633	1,398
Class I	68	214	373	835

Expense Example, No Redemption Narrative [Text Block]	You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Thornburg California Limited Term Municipal Fund | Class C | USD ($)	117	365	633	1,398

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18.25% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of California and its agencies, and by California local governments and their agencies. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated by a nationally recognized statistical rating organization at the time of purchase as investment grade or, if unrated, are issued by obligors which Thornburg determines have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund may invest in obligations issued by United States territories and possessions. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer terms given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity normally less than five years. During temporary periods the Fund’s portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in California which are exempt from California and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in California or issued by United States territories and possessions and exempt from regular federal income tax. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or California income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund’s temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal and California income taxes.

Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades. Municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental issuers to discontinue payments to the Fund under the leases.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower-rated and unrated municipal obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices. The market for lower-rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Single State Risk – Because the Fund invests primarily in obligations originating in California, the Fund’s share value may be more sensitive to adverse economic, political or regulatory developments in that state. Budgetary concerns, decreased revenues, and adverse conditions significant to a sector of the state or local economies may negatively affect the ability of state and local issuers to make full and timely principal or interest payments on their debt obligations.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears beginning on page 117.

Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in Limited Term California Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Bank of America Merrill Lynch 1-10 Year U.S. Municipal Securities Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2017. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Bar Chart [Heading]	Annual Total Returns – Class A Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Total Returns	Quarter ended
Highest Quarterly Results	4.55%	9-30-09
Lowest Quarterly Results	-2.70%	12-31-16

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Performance Table Heading	Average Annual Total Returns (periods ended 12-31-17)
Performance [Table]
Average Annual Total Returns - Thornburg California Limited Term Municipal Fund	1 Year	5 Years	10 Years
Class A	0.49%	1.05%	2.74%
Class A | Return After Taxes on Distributions	0.50%	1.02%	2.37%
Class A | Return After Taxes on Distributions and Sales of Fund Shares	0.87%	1.12%	2.26%
Class C	1.36%	1.11%	2.64%
Class I	2.42%	1.69%	3.23%
BofA Merrill Lynch 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	2.83%	1.72%	3.29%

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.